ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 7,991,089	$ 85,386
Allowance for uncollectible accounts receivable	(62,505)	(70,139)
Accounts receivable, net	$ 7,928,584	$ 15,247